Submission	Aug. 07, 2025
Submission [Line Items]
Central Index Key	0000882835
Registrant Name	ROPER TECHNOLOGIES INC
Registration File Number	333-282807
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A